Operating lease liability - Maturity analysis of operating lease liabilities (Details)	Sep. 30, 2022 USD ($)
Operating lease liability
Discount rate at commencement	3.65%
One year	$ 168,279
Two years	58,475
Total	226,754
Total operating lease liabilities	221,255
Difference between undiscounted cash flows and discounted cash flows	$ 5,499